The Company and Significant Accounting Policies: (Details Narrative)	Jun. 30, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
Siembra Minera beneficial ownership by Venezuela	55.00%	55.00%
Siembra Minera beneficial ownership by Company	45.00%	45.00%